HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Balance at the beginning of the year	$ (544,219)
Changes in the fair value bonds	290,829	$ 145,737	$ (475,612)
Changes in the fair value other accounts receivable	184,902	(258,982)
Balance at the end of the year	(243,983)	(544,219)
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Balance at the beginning of the year	(30,381)	5,542	7,938
Changes in the fair value FwD - Future transactions	6,365	(26,203)	6,995
Changes in the fair value FwD - financial obligations	43,724	(32,672)
Changes in the fair value Interest Rate Swaps (IRS)	7,752
Changes in the fair value bonds	(184,902)	270,064
Changes in the fair value other accounts receivable	184,902	(258,982)
Reclassified to profit or loss	(2,760)	11,870	(9,391)
Balance at the end of the year	$ 24,700	$ (30,381)	$ 5,542